Business Division Information and Geographical Segments (Details 3) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities	$ 12,832,539	$ 9,024,962	$ 5,232,353
United Kingdom [Member]
Liabilities	2,040,693	1,055,653
United States [Member]
Liabilities	6,779,935	5,764,898
Europe [Member]
Liabilities	$ 4,011,911	$ 2,204,411